Leases (Schedule of Disclosures of Right-of-Use Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cost
Balance as of January 1,	$ 2,921	$ 2,737
New leases	125	162
Adjustments for indexation	83	49
Disposals	(238)	(27)
Balance as of December 31,	2,891	2,921
Accumulated depreciation
Balance as of January 1,	1,373	853
Depreciation and amortization	539	531
Disposals	(236)	(11)
Balance as of December 31,	1,676	1,373
Depreciated cost
December 31,	1,215	1,548
Buildings [member]
Cost
Balance as of January 1,	2,267	2,225
New leases	0	0
Adjustments for indexation	74	42
Disposals	0	0
Balance as of December 31,	2,341	2,267
Accumulated depreciation
Balance as of January 1,	1,028	698
Depreciation and amortization	314	330
Disposals	0	0
Balance as of December 31,	1,342	1,028
Depreciated cost
December 31,	999	1,239
Motor vehicles [member]
Cost
Balance as of January 1,	654	512
New leases	125	162
Adjustments for indexation	9	7
Disposals	(238)	(27)
Balance as of December 31,	550	654
Accumulated depreciation
Balance as of January 1,	345	155
Depreciation and amortization	225	201
Disposals	(236)	(11)
Balance as of December 31,	334	345
Depreciated cost
December 31,	$ 216	$ 309